UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 8.1%
Real Estate Investment Trusts – 7.0%
21	Acadia Realty Trust	$ 716
25	Alexandria Real Estate Equities, Inc.	1,979
36	American Campus Communities, Inc.	1,519
44	American Homes 4 Rent Class A	660
53	Apartment Investment & Management Co. Class A	2,075
56	Apple Hospitality REIT, Inc.	1,024
9	Artis Real Estate Investment Trust	78
655	Ascendas Real Estate Investment Trust	1,074
14	Ashford Hospitality Prime, Inc.	154
37	Ashford Hospitality Trust, Inc.	206
45	AvalonBay Communities, Inc.	7,717
5	Befimmo SA	287
276	Beni Stabili SpA	186
64	Big Yellow Group PLC	705
6	Boardwalk Real Estate Investment Trust	189
51	Boston Properties, Inc.	5,927
55	Brandywine Realty Trust	706
17	Brixmor Property Group, Inc.	453
234	BWP Trust	514
26	Camden Property Trust	1,984
8	Canadian Apartment Properties REIT	171
6	Canadian Real Estate Investment Trust	176
651	CapitaLand Commercial Trust Ltd.	596
903	CapitaLand Mall Trust	1,269
24	Care Capital Properties, Inc.	719
51	CBL & Associates Properties, Inc.	548
1,000	Champion REIT	471
167	Charter Hall Retail REIT	491
5	Cofinimmo SA	545
37	Columbia Property Trust, Inc.	824
28	Corporate Office Properties Trust	624
63	Cousins Properties, Inc.	543
56	CubeSmart	1,752
26	DCT Industrial Trust, Inc.	931
92	DDR Corp.	1,574
37	Derwent London PLC	1,716
298	Dexus Property Group	1,572
61	DiamondRock Hospitality Co.	506
49	Digital Realty Trust, Inc.	3,924
42	Douglas Emmett, Inc.	1,242
119	Duke Realty Corp.	2,395
20	DuPont Fabros Technology, Inc.	663
10	EastGroup Properties, Inc.	534
19	Education Realty Trust, Inc.	743
41	Equity Commonwealth*	1,102

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
26	Equity LifeStyle Properties, Inc.	$ 1,714
25	Equity One, Inc.	693
119	Equity Residential	9,174
22	Essex Property Trust, Inc.	4,688
12	Eurocommercial Properties NV	525
41	Extra Space Storage, Inc.	3,718
23	Federal Realty Investment Trust	3,469
39	FelCor Lodging Trust, Inc.	271
34	First Industrial Realty Trust, Inc.	700
15	Fonciere Des Regions	1,274
73	Forest City Realty Trust, Inc. Class A*	1,438
49	Franklin Street Properties Corp.	478
11	Gecina SA	1,414
193	General Growth Properties, Inc.	5,412
544	Goodman Group	2,382
665	Goodman Property Trust	542
567	GPT Group	1,983
99	Great Portland Estates PLC	1,086
928	Growthpoint Properties Ltd.	1,338
40	H&R Real Estate Investment Trust	538
242	Hammerson PLC	2,022
141	HCP, Inc.	5,068
30	Healthcare Realty Trust, Inc.	871
24	Hersha Hospitality Trust	422
28	Highwoods Properties, Inc.	1,184
50	Hospitality Properties Trust	1,179
219	Host Hotels & Resorts, Inc.	3,033
56	Hyprop Investments Ltd.	358
49	Inland Real Estate Corp.	525
289	Intu Properties PLC	1,237
172	Investa Office Fund	481
199	Is Gayrimenkul Yatirim Ortakligi AS	114
1	Japan Excellent, Inc.	1,114
1	Japan Rental Housing Investments, Inc.	679
1	Japan Retail Fund Investment Corp.	2,118
600	Keppel REIT	378
32	Kilroy Realty Corp.	1,788
137	Kimco Realty Corp.	3,725
25	Kite Realty Group Trust	662
210	Kiwi Property Group Ltd.	187
100	KLCCP Stapled Group	169
63	Klepierre	2,731
259	Land Securities Group PLC	4,062
34	LaSalle Hotel Properties	753
45	Liberty Property Trust	1,319
585	Link REIT	3,356
11	LTC Properties, Inc.	490
26	Mack-Cali Realty Corp.	541
660	Mapletree Logistics Trust	437
16	Mercialys SA	327
25	Mid-America Apartment Communities, Inc.	2,345
80	Monogram Residential Trust, Inc.	698

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
1	Mori Hills REIT Investment Corp.	$ 1,267
53	New York REIT, Inc.	545
1	Nippon Building Fund, Inc.	5,172
1	Orix JREIT, Inc.	1,394
25	Parkway Properties, Inc.	337
22	Pebblebrook Hotel Trust	537
27	Pennsylvania Real Estate Investment Trust	529
46	Piedmont Office Realty Trust, Inc. Class A	851
16	Post Properties, Inc.	917
443	Precinct Properties New Zealand Ltd.	353
1	Premier Investment Corp.	1,119
173	ProLogis, Inc.	6,828
7	PS Business Parks, Inc.	606
48	Public Storage	12,171
36	Ramco-Gershenson Properties Trust	615
30	Regency Centers Corp.	2,172
41	Retail Opportunity Investments Corp.	758
43	RioCan Real Estate Investment Trust	759
50	RLJ Lodging Trust	914
1,740	Scentre Group	5,435
220	Segro PLC	1,381
71	Senior Housing Properties Trust	1,028
83	Shaftesbury PLC	996
98	Simon Property Group, Inc.	18,255
33	SL Green Realty Corp.	3,188
9	Smart Real Estate Investment Trust	199
11	Sovran Self Storage, Inc.	1,239
574	Starhill Global REIT	297
20	Sun Communities, Inc.	1,332
63	Sunstone Hotel Investors, Inc.	748
753	Suntec Real Estate Investment Trust	841
29	Tanger Factory Outlet Centers, Inc.	928
19	Taubman Centers, Inc.	1,350
314	The British Land Co. PLC	3,326
45	The Macerich Co.	3,509
90	UDR, Inc.	3,203
32	Unibail-Rodamco SE (Real Estate Investment Trusts)	8,066
1	United Urban Investment Corp.	1,369
29	Urban Edge Properties	705
8	Vastned Retail NV	350
110	Ventas, Inc.	6,085
59	Vornado Realty Trust	5,219
21	Washington Real Estate Investment Trust	530
34	Weingarten Realty Investors	1,186
115	Welltower, Inc.	7,155
17	Wereldhave NV	929
623	Westfield Corp.	4,435
49	Workspace Group PLC	565
56	WP Glimcher, Inc.	508
39	Xenia Hotels & Resorts, Inc.	571

		263,766

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – 1.1%
38	Aeon Mall Co. Ltd.	$ 581
37	Atrium European Real Estate Ltd.*	127
1,700	Ayala Land, Inc.	1,128
200	BR Malls Participacoes SA	596
310	Brookfield Asset Management, Inc. Class A	9,358
28	BUWOG AG*	576
22	CA Immobilien Anlagen AG*	377
222	Capital & Counties Properties PLC	1,175
882	Capitaland Ltd.	1,917
66	Castellum AB	984
400	Central Pattana PCL	504
42	Fabege AB	651
22	First Capital Realty, Inc.	294
997	Global Logistic Properties Ltd.	1,182
131	Grainger PLC	433
593	Hang Lung Properties Ltd.	1,094
387	Hongkong Land Holdings Ltd.	2,438
137	Hulic Co. Ltd.	1,181
172	Hysan Development Co. Ltd.	666
279	Immofinanz AG*	526
68	Kungsleden AB	455
325	Mitsui Fudosan Co. Ltd.	7,651
38	NTT Urban Development Corp.	373
12	PSP Swiss Property AG*	1,023
500	Robinsons Land Corp.	263
4,200	SM Prime Holdings, Inc.	1,879
20	Swiss Prime Site AG*	1,601
162	Tokyu Fudosan Holdings Corp.	1,062
221	Wheelock & Co. Ltd.	846

		40,941

TOTAL COMMON STOCKS (Cost $272,698)		$ 304,707

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 22.7%
United States Treasury Inflation Protected Securities
$15,301	2.375%	01/15/17	$ 15,676
35,530	0.125	04/15/17	35,552
12,597	2.625	07/15/17	13,182
13,596	1.625	01/15/18	14,088
39,018	0.125	04/15/18	39,207
12,108	1.375	07/15/18	12,626
12,161	2.125	01/15/19	12,974
38,492	0.125	04/15/19	38,708
13,340	1.875	07/15/19	14,298
15,366	1.375	01/15/20	16,200
38,515	0.125	04/15/20	38,641
26,120	1.250	07/15/20	27,602
30,381	1.125	01/15/21	31,867
28,434	0.625	07/15/21	29,189
32,509	0.125	01/15/22	32,174
31,996	0.125	07/15/22	31,681
31,877	0.125	01/15/23	31,200
31,617	0.375	07/15/23	31,568
31,534	0.625	01/15/24	31,845

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities (continued)
$30,988	0.125%	07/15/24	$ 30,087
31,065	0.250	01/15/25	30,279
26,443	2.375	01/15/25	30,645
31,027	0.375	07/15/25	30,683
17,938	2.000	01/15/26	20,379
14,124	2.375	01/15/27	16,688
13,596	1.750	01/15/28	15,191
19,077	3.625	04/15/28	25,450
12,161	2.500	01/15/29	14,712
21,657	3.875	04/15/29	30,015
5,349	3.375	04/15/32	7,406
12,080	2.125	02/15/40	14,607
19,509	2.125	02/15/41	23,713
17,857	0.750	02/15/42	16,197
17,550	0.625	02/15/43	15,367
17,313	1.375	02/15/44	18,162
17,135	0.750	02/15/45	15,430

TOTAL U.S. TREASURY OBLIGATIONS (Cost $847,001)			$ 853,289

Shares	Description	Value
Exchange Traded Funds – 17.5%
3,270	iShares Core MSCI Emerging Markets ETF	$ 122,102
33,372	PowerShares DB Commodity Index Tracking Fund - PTP*	426,494
70	SPDR Dow Jones International Real Estate ETF	2,651
3,318	Vanguard FTSE Emerging Markets ETF	102,294
33	Vanguard REIT ETF	2,540

TOTAL EXCHANGE TRADED FUNDS (Cost $930,068)		$ 656,081

Investment Company(a) – 22.2%
Goldman Sachs Absolute Return Tracker Fund - Institutional Shares
95,758		$ 834,051
(Cost $873,520)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 34.6%
Repurchase Agreement – 34.6%
Joint Repurchase Agreement Account II
$1,300,000	0.350%	02/01/16	$1,300,000
TOTAL INVESTMENTS – 105.1% (Cost $4,223,287)			$3,948,128

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.1)%			(192,596)

NET ASSETS – 100.0%			$3,755,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
PTP	— Publicly Traded Partnership
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At January 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at January 31, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX. Emerging Market Index 24	$784	1.000%	12/20/20	3.675%	$(86,179)	$(2,988)
CDX North America High Yield Index 25	650	5.000	12/20/20	5.027	(1,638)	4,715

TOTAL					$(87,817)	$1,727

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,960,053

Gross unrealized gain	320,435
Gross unrealized loss	(332,360)

Net unrealized security loss	$(11,925)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class (the FST Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,696	$—
Asia	—	45,885	—
Australia and Oceania	—	18,375	—
Europe	883	40,889	—
North America	196,383	—	—
South America	—	596	—
Fixed Income
U.S. Treasury Obligations	803,282	—	—
Investment Company	834,051	—	—
Short-term Investments	34,385	1,300,000	—
Total	$2,540,687	$1,407,441	$—

Derivative Type
Assets(b)
Credit Default Swap Contracts	$—	$4,715	$—
Liabilities(b)
Credit Default Swap Contracts	$—	$(2,988)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2016, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2016, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$1,300,000	$1,300,013	$1,328,747

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At January 31, 2016, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.370%	$345,031
Citigroup Global Markets, Inc.	0.350	274,747
Merrill Lynch & Co., Inc.	0.350	354,359
Merrill Lynch & Co., Inc.	0.330	325,863
TOTAL		$1,300,000

At January 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 7.000%	06/01/19 to 10/01/45
Federal National Mortgage Association	2.500 to 7.500	04/01/26 to 11/01/44
Government National Mortgage Association	3.000 to 6.000	02/15/29 to 08/15/45
U.S. Treasury Note	2.250	11/15/25

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Publicly Traded Partnership Risk — In addition to the risks associated with the underlying assets and exposures within a PTP, risks of investments in PTPs may include, among others, dependence upon specialized skills of the PTP’s manager, potential lack of liquidity, and limitations on voting and distribution rights.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Subsequent Events — At a meeting held on December 17, 2015, the Board of Trustees approved a proposal to liquidate the Fund pursuant to a Board-approved Plan of Liquidation. The Fund liquidated on February 19, 2016.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2016

*	Print the name and title of each signing officer under his or her signature.